Commitments, Guarantees, and Contingent Liabilities (Assets Provided as Collateral for Short-Term and Long-Term Debt Payables to Financial Institutions) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Commitments and Contingencies Disclosure [Line Items]
Lease payments, loans and investment in operating leases	¥ 4,808,621	¥ 4,947,258
Other assets and other	2,038,111	2,068,768
Total Assets	16,339,977	16,322,100
Asset Pledged as Collateral without Right
Commitments and Contingencies Disclosure [Line Items]
Lease payments, loans and investment in operating leases	291,750	310,217
Investment in securities	333,067	324,760
Property under facility operations	246,094	231,425
Other assets and other	99,485	69,740
Total Assets	¥ 970,396	¥ 936,142